Offerings	Aug. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	20,512,823
Proposed Maximum Offering Price per Unit	9.75
Maximum Aggregate Offering Price	$ 200,000,024.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	The amount registered includes 3,076,926 common shares issuable upon the exercise of the pre-funded warrants to purchase common shares. Represents the sum of the offering price of the pre-funded warrant of $9.74999 per pre-funded warrant and the exercise price of $0.00001 per share issuable pursuant to the pre-funded warrants. The registration fee is calculated in accordance with Rule 457(r) of the Securities Act and represents deferred payment of the registration fees in connection with the Registrant's registration statement on Form S-3ASR (Registration No. 333-285367) paid with the filing of this prospectus supplement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to Purchase Common Shares
Amount Registered | shares	3,076,926
Proposed Maximum Offering Price per Unit	9.74999
Fee Rate	0.01381%
Offering Note	Pursuant to Rule 416 under the Securities Act, the pre-funded warrants to purchase common shares being registered hereunder include such indeterminate number of additional common shares as may be issued after the date hereof as a result of share splits, share dividends or similar transactions. The registration fee for the pre-funded warrants is being allocated to the common shares issuable upon exercise of the pre-funded warrants.